Segment Information - Adjusted EBITDA (Detail) (Detail) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
		Dec. 16, 2014	Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015		Jun. 30, 2013
Segment Reporting [Abstract]
Adjusted EBITDA				$ 58,351	$ 57,318	$ 204,953	$ 176,948	$ 118,790 [1]	$ 230,962	[1]
Transaction costs				371	1,914	2,785	6,098	38,844	13,630
Stock based and deferred compensation				104	517	27,064	1,403	1,534	5,722
Multiemployer plan exits								(9,250)
Debt extinguishment charges		$ (1,019)		(64)		(3,931)			(1,019)
Purchase accounting adjustments				255	1,171	878	2,024	(10,836)	(3,094)
Severance costs								(2,385)	(6,419)
Restructuring charge						(4,269)	(5,490)	(7,652)
(Gain) loss on sale of fixed assets				236	237	598	645	(2,278)	(584)
Impairment charges								(1,006)
Foreign currency gains (losses)				510	(9,259)	3,850	(13,835)	777	12,171
Other adjustments to EBITDA				(21)	703	(999)	5,001	(490)	(379)
EBITDA				56,139	60,335	162,577	170,122	45,292	212,286
Income tax expense				6,178	3,309	6,753	6,212	(19,481)	(1,880)
Income tax expense(benefit)				14,896	17,631	49,641	54,042	43,215	75,437
Depreciation and amortization				31,452	32,405	97,490	97,985	73,206	131,703
Consolidated net income				3,613	6,990	8,693	11,883	$ (51,648)	$ 7,026
Restructuring related costs				$ 693	$ 1,700	$ 4,269	$ 5,490
Predecessor
Segment Reporting [Abstract]
Adjusted EBITDA	[1]		$ 10,471								$ 86,675
Transaction costs			28,370								3,080
Management fees			(264)								(2,315)
Stock based and deferred compensation			125								2,578
Multiemployer plan exits			676
Debt extinguishment charges			(14,042)								(4,140)
Severance costs			(3)								(736)
(Gain) loss on sale of fixed assets			96								853
Impairment charges											(2,112)
Foreign currency gains (losses)			364								(220)
Other adjustments to EBITDA			(346)								2,387
EBITDA			(31,543)								74,734
Income tax expense			(15,621)								4,195
Income tax expense(benefit)			3,991								24,546
Depreciation and amortization			3,772								36,660
Consolidated net income			$ (23,685)								$ 9,333

[1]	Successor Predecessor (Dollars in thousands) For the year ended June 30, 2015 Period from August 15, 2013 to June 30, 2014 Period from July 1, 2013 to August 14, 2013 For the year ended June 30, 2013 Adjusted EBITDA $ 230,962 $ 118,790 $ 10,471 $ 86,675 Transaction costs (13,630) (38,844) (28,370) (3,080) Management fees - - (264) (2,315) Stock based and deferred compensation (5,722) (1,534) (125) (2,578) Multiemployer plan exits - (9,250) 676 - Debt extinguishment costs (1,019) - (14,042) (4,140) Purchase accounting adjustments (3,094) (10,836) - - Severance costs (6,419) (2,385) (3) (736) Restructuring charge - (7,652) - - (Gain) loss on sale of fixed assets (584) (2,278) 96 853 Impairment charges - (1,006) - (2,112) Foreign currency gains (loss) 12,171 777 364 (220) Other adjustments to EBITDA (379) (490) (346) 2,387 EBITDA 212,286 45,292 (31,543) 74,734 Income tax expense (benefit) (1,880) (19,481) (15,621) 4,195 Interest expense 75,437 43,215 3,991 24,546 Depreciation and amortization 131,703 73,206 3,772 36,660 Net income (loss) $ 7,026 $ (51,648) $ (23,685) $ 9,333